RELATED PARTY TRANSACTIONS AND BALANCES	3 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
8.	RELATED PARTY TRANSACTIONS AND BALANCES

Due from related parties

(a)
As of June 30, 2016, the Company had advances receivable from the Chief Operating Officer (“COO”) and former Chief Technology Officer (“CTO”) for $41,623 (March 31, 2016 – $41,445). These advances are unsecured, bear interest at a rate of 1% based on the Canada Revenue Agency’s prescribed rate for such advances and are payable on demand in Canadian dollars. The Company accrued interest receivable in the amount of $392 (March 31, 2016 - $1,148); the remaining fluctuation in the balance from the prior year is due to foreign exchange.

The Company advanced funds to settle a tax assessment; the Company paid additional salary amounts that had not been made during the period; and, the Company reimbursed $37,837 ($44,000 CAD) related to various out-of-pocket costs they incurred on behalf of the Company.

Accounts payable and accrued liabilities

(b)
As at June 30, 2016, $1,118 (March 31, 2016 - $2,694) was owing to the CEO, $Nil (March 31, 2016 - $3,284) owing to the former CTO and $16,941 owing to the COO (March 31, 2016 - $8,812) and $Nil owing to the CFO (March 31, 2016 - $116), and $102 owing to our VP US Operations related to business expenses, all of which are included in accounts payable.

7.	RELATED PARTY TRANSACTIONS AND BALANCES

Due from related parties

(a)
As of March 31, 2016 the Company had advances receivable from the Chief Operating Officer (“COO”) and the former Chief Technology Officer (“CTO”) for $41,445 (March 31, 2015 – $41,480, December 31, 2015 and 2014 - $38,554 and $44,986). These advances are unsecured, bear interest at a rate of 1% based on the Canada Revenue Agency’s prescribed rate for such advances and are payable on demand in Canadian dollars. During the year ended March 31, 2016, the Company accrued interest receivable in the amount of $1,148 (three month period ended March 31, 2016 - $392, twelve month period ended December 31, 2015 - $756, nine month period ended December 31, 2014 - $Nil.); the remaining fluctuation in the balance from the prior year is due to changes in foreign exchange.

Accounts payable and accrued liabilities

(b)
As at March 31, 2016, $2,694 (March 31, 2015 - $1,490, December 31, 2015 and 2014 - $2,970 and $4,220) was owing to the CEO, $3,284 (March 31, 2015 - $9,752, December 31, 2015 and 2014 - $856 and $5,930) owing to the former CTO, $8,812, was owing to the COO (March 31, 2015 - $7,025, December 31, 2015 and 2014 - $878 and $nil) and $116 (March 31, 2015 – nil, December 31, 2015 and 2014 - $346 and $nil) owing to the CFO, related to business expenses, all of which are included in accounts payable or accrued liabilities.

Issuance of shares to settle due to related party

(c)	During the nine months ended December 31, 2014, one advance amounting to $85,947 ($95,000 CAD) was settled by issuance of 331,443 common shares to a former director.